Related Party Transactions (Details Textual) (USD $)	1 Months Ended	12 Months Ended
	Jul. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Sang Heng [Member]
Related Party Transaction [Line Items]
Related Party Transactions, Monthly Payments		$ 155,000	$ 180,000
Sang Lung [Member]
Related Party Transaction [Line Items]
Related Party Transactions, Monthly Payments		155,000	180,000
Bao Li and King's Gaming [Member]
Related Party Transaction [Line Items]
Related Party Transactions, Monthly Payments		103,000
Pak Si [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party		6,807,018	5,966,147	5,305,258
Related Party Transactions, Monthly Payments	103,000
Due to Related Parties		619,042	567,684
Entertainment Expense [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party		$ 779,224